Derivatives and Concentration of Credit Risk - Fair Value of Energy Commodity Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Total derivatives, Assets	$ 359	$ 522
Total derivatives, Liabilities	15	42
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total derivatives, Assets	359	522
Total derivatives, Liabilities	15	42
Not Designated as Hedging Instrument | Derivatives related to production
Derivatives, Fair Value [Line Items]
Total derivatives, Assets	359	503
Total derivatives, Liabilities	15	10
Not Designated as Hedging Instrument | Derivatives Related to Physical Marketing Agreements
Derivatives, Fair Value [Line Items]
Total derivatives, Assets	0	19
Total derivatives, Liabilities	$ 0	$ 32